United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/13

Date of Reporting Period: Quarter ended 07/31/13

Item 1. Schedule of Investments

Federated Muni and Stock Advantage Fund
Portfolio of Investments
July 31, 2013 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCK—44.0%
	Consumer Discretionary—4.6%
53,145	Corus Entertainment, Inc., Class B	$1,285,808
214,740	Gannett Co., Inc.	5,531,702
26,700	Garmin Ltd.	1,070,136
131,525	Meredith Corp.	6,250,068
77,205	National CineMedia, Inc.	1,398,183
449,580	Regal Entertainment Group	8,474,583
71,130	Six Flags Entertainment Corp.	2,616,873
99,170	Staples, Inc.	1,687,873
	TOTAL	28,315,226
	Consumer Staples—5.8%
308,755	Altria Group, Inc.	10,824,951
69,750	Kimberly-Clark Corp.	6,891,300
61,670	Lorillard, Inc.	2,622,825
48,540	Philip Morris International Inc.	4,328,797
217,240	Reynolds American, Inc.	10,738,173
11,850	Universal Corp.	726,405
	TOTAL	36,132,451
	Energy—7.3%
105,929	ARC Resources Ltd.	2,671,171
141,555	Baytex Energy Corp.	5,747,096
89,230	Bonavista Energy Corp.	1,118,958
48,990	BP PLC, ADR	2,030,146
101,380	ConocoPhillips	6,575,507
154,985	Crescent Point Energy Corp.	5,877,388
86,315	ENI S.p.A, ADR	3,810,807
69,550	Royal Dutch Shell PLC, ADR	4,753,743
170,300	Total SA, ADR	9,034,415
74,894	Vermilion Energy, Inc.	4,017,049
	TOTAL	45,636,280
	Financials—4.2%
22,100	Bank of Hawaii Corp.	1,229,644
65,545	Bank of Montreal	4,071,655
148,420	Hudson City Bancorp, Inc.	1,418,895
94,220	Mercury General Corp.	4,164,524
311,670	Old Republic International Corp.	4,503,632
249,565	Sun Life Financial Services of Canada	8,098,384
67,955	Validus Holdings Ltd.	2,407,646
	TOTAL	25,894,380
	Health Care—7.0%
78,970	AbbVie, Inc.	3,591,555
65,205	AstraZeneca Group PLC, ADR	3,307,198
13,000	Bayer AG, ADR	1,506,960
165,065	Lilly (Eli) & Co.	8,766,602
136,640	GlaxoSmithKline PLC, ADR	6,963,174
161,385	Merck & Co., Inc.	7,773,916

Shares or Principal Amount		Value
	COMMON STOCK—continued
	Health Care—continued
314,895	Pfizer, Inc.	$9,204,381
50,170	Sanofi ADR	2,582,752
	TOTAL	43,696,538
	Industrials—2.2%
85,940	Deluxe Corp.	3,524,400
131,840	Donnelley (R.R.) & Sons Co.	2,503,642
115,740	General Electric Co.	2,820,584
27,200	Lockheed Martin Corp.	3,267,264
104,290	Pitney Bowes, Inc.	1,721,828
	TOTAL	13,837,718
	Information Technology—1.5%
52,185	CA, Inc.	1,551,982
61,990	Intel Corp.	1,444,367
10,505	KLA-Tencor Corp.	615,908
60,505	Microsoft Corp.	1,925,874
142,595	SAIC, Inc.	2,180,278
43,540	Seagate Technology	1,781,221
	TOTAL	9,499,630
	Materials—1.0%
89,420	LyondellBasell Industries NV - Class A	6,144,048
	Telecommunication Services—7.2%
241,970	AT&T, Inc.	8,534,282
150,090	BCE, Inc.	6,197,216
242,830	CenturyLink, Inc.	8,705,455
334,135	Deutsche Telekom AG-ADR	4,073,106
359,800	Frontier Communications Corp.	1,568,728
113,725	Telecom of New Zealand, ADR	1,017,839
223,230	Verizon Communications	11,045,420
112,590	Vodafone Group PLC, ADR	3,372,070
	TOTAL	44,514,116
	Utilities—3.2%
99,290	Ameren Corp.	3,555,575
26,220	American Electric Power Co., Inc.	1,215,297
47,075	DTE Energy Co.	3,328,203
22,375	Exelon Corp.	684,451
11,485	Integrys Energy Group, Inc.	721,258
94,330	National Grid PLC, ADR	5,621,125
10,030	Pinnacle West Capital Corp.	590,767
53,415	PPL Corp.	1,696,995
97,900	Scottish & Southern Energy PLC, ADR	2,341,768
	TOTAL	19,755,439
	TOTAL COMMON STOCK (IDENTIFIED COST $226,707,046)	273,425,826
	MUNICIPAL BONDS—51.8%
	Alabama—1.0%
$2,000,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 5.750%, 10/01/2030	2,187,420
700,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.000%, 10/01/2040	774,501
1,370,000	Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024	1,378,919

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Alabama—continued
$2,000,000		Selma, AL IDB, (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/01/2035	$2,001,840
		TOTAL	6,342,680
		Arizona—0.8%
1,545,000		Apache County, AZ IDA, (Tucson Electric Power Co.), PCRBs (Series 2012A), 4.500%, 03/01/2030	1,451,914
1,250,000		Arizona Transportation Board—Highway Revenue, Subordinated Highway Revenue Bonds (Series 2013A), 5.000%, 07/01/2023	1,436,925
2,380,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), 5.000%, (Citigroup, Inc. GTD), 12/01/2032	2,313,717
		TOTAL	5,202,556
		California—6.6%
1,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.000%, 10/01/2023	1,139,510
2,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.000%, 10/01/2025	2,199,400
2,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2006C-1), 0.960%, TOBs, Mandatory Tender 5/1/2023	1,983,420
1,500,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A), 1.310% TOBs, Mandatory Tender 4/1/2027	1,468,035
570,000	[1]	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.950% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	593,222
3,000,000		California State, UT GO Bonds, 5.000%, 11/01/2022	3,395,820
2,500,000		California State, Various Purpose Refunding GO Bonds, 5.000%, 02/01/2038	2,546,800
2,500,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.000%, 10/01/2022	2,893,675
2,500,000		California State, Various Purpose UT GO Bonds, 5.000%, 02/01/2043	2,533,975
2,000,000		California Statewide Communities Development Authority, (Sutter Health), Refunding Revenue Bonds (Series 2011D), 5.250%, 08/15/2031	2,074,260
3,035,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.500%, 09/01/2028	3,173,487
500,000		Corona-Norco Unified School District, Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.000%, 09/01/2032	487,375
265,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.000%, 09/02/2021	289,846
1,300,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.000%, (Citigroup, Inc. GTD), 11/01/2034	1,576,523
735,000		Orange County, CA Transportation Authority, (91 Express Lanes-OCTA), Senior Lien Toll Road Revenue Refunding Bonds (Series 2013), 5.000%, 08/15/2029	761,387
665,000		Riverside County, CA Transportation Commission, Toll Revenue Senior Lien Bonds (Series 2013A), 5.750%, 06/01/2044	659,248
2,550,000		San Diego County, CA Water Authority, Water Revenue Refunding Bonds (Series 2013A), 5.000%, 05/01/2024	2,949,559
3,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.000%, 05/01/2039	3,413,070
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.000%, 03/01/2031	2,031,440
3,000,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2013A), 5.000%, 11/01/2025	3,363,960
1,545,000		Yucaipa Valley Water District, CA, Water System Revenue COPs (Series 2004A), 5.250%, (National Public Finance Guarantee Corporation INS), 09/01/2023	1,602,814
		TOTAL	41,136,826
		Colorado—1.1%
2,500,000		Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2012A), 5.000%, 12/01/2033	2,293,525
600,000		Colorado Health Facilities Authority, (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.000%, 11/15/2030	625,434
430,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.500%, (United States Treasury & Agency PRF 11/1/2018@100), 11/01/2027	514,143
1,160,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.500%, 11/01/2027	1,293,945
1,231,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, (United States Treasury PRF 12/1/2013@102), 12/01/2034	1,280,683
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2033	1,078,640
		TOTAL	7,086,370
		District of Columbia—1.5%
2,000,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.000%, 12/01/2019	2,362,560
525,000		District of Columbia, (KIPP DC), Revenue Bonds (Series 2013A), 6.000%, 07/01/2048	532,014

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	District of Columbia—continued
$5,000,000	District of Columbia, UT GO Bonds (Series 2004A), 5.000%, (United States Treasury PRF 6/1/2015@100), 06/01/2025	$5,417,600
1,000,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125%, 07/01/2032	1,049,050
	TOTAL	9,361,224
	Florida—3.0%
1,135,000	Atlantic Beach, FL Health Care Facilities, (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2019	1,265,468
615,000	East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	572,602
1,055,000	Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), Revenue Refunding Bonds (Series 2012A), 5.000%, 04/01/2027	1,076,881
3,000,000	Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (National Public Finance Guarantee Corporation INS), 05/01/2027	3,178,110
665,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.000%, 10/01/2021	768,361
1,000,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.000%, 10/01/2029	1,036,400
1,250,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012A), 5.000%, 10/01/2029	1,295,500
1,750,000	Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Refunding Bonds (Series 2012), 5.000%, 11/15/2029	1,681,977
1,100,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.000%, (Assured Guaranty Corp. INS), 10/01/2023	1,228,601
2,000,000	Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.000%, 07/01/2027	2,114,860
1,000,000	Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.000%, 07/01/2028	1,046,080
200,000	Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	196,686
1,505,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	1,409,372
1,500,000	Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Refunding Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance, Inc. INS), 10/15/2025	1,533,480
450,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.650%, 05/01/2037	453,596
	TOTAL	18,857,974
	Georgia—1.8%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625%, 01/01/2028	5,697,100
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.250%, 11/01/2034	3,442,680
615,000	Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	648,444
1,500,000	DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), RACs (Series 2009), 5.000%, 11/15/2024	1,637,430
	TOTAL	11,425,654
	Guam—0.2%
565,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, 12/01/2029	584,854
500,000	Guam Power Authority, Revenue Bonds (Series 2012A), 5.000%, 10/01/2034	482,245
	TOTAL	1,067,099
	Hawaii—0.2%
1,250,000	Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.500%, 07/01/2039	1,352,925
	Illinois—3.1%
1,180,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (National Public Finance Guarantee Corporation INS), 01/01/2026	1,249,596
1,000,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.750%, 01/01/2039	1,040,300
1,390,000	Chicago, IL, UT GO Bonds (Project Series 2011A), 5.250%, 01/01/2035	1,393,322
415,000	DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036	399,384
1,000,000	Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	948,790
875,000	Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	816,069
625,000	Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	526,444
3,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2013A), 5.000%, 01/01/2038	3,035,820
775,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.000%, 01/01/2024	807,318
1,375,000	Illinois State, UT GO Bonds (Series June 2013), 5.500%, 07/01/2038	1,386,426
1,230,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.000%, 08/01/2025	1,264,415

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$1,500,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.500%, 06/15/2050	$1,527,360
2,200,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.000%, 06/01/2028	2,400,508
2,000,000		University of Illinois, Auxiliary Facilities System Revenue Bonds (Series 2011A), 5.500%, 04/01/2031	2,116,380
		TOTAL	18,912,132
		Indiana—1.6%
2,500,000		Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	2,499,800
1,415,000		Indiana State Finance Authority, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.000%, 10/01/2021	1,636,051
1,415,000		Indiana State Finance Authority, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.000%, 10/01/2029	1,476,227
1,095,000		Indiana State Finance Authority, (Ohio Valley Electric Corp.), Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.000%, 06/01/2032	1,048,539
2,128,470	[2,3]	St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	230,237
2,500,000		Whiting, IN Environmental Facilities, (BP PLC), Revenue Bonds (Series 2009), 5.250%, 01/01/2021	2,929,500
		TOTAL	9,820,354
		Iowa—0.6%
1,035,000		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.500%, 11/15/2037	671,332
1,500,000		Iowa Finance Authority, (Iowa Fertilizer Co.), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.500%, 12/01/2022	1,481,580
2,000,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.375%, 06/01/2038	1,625,620
		TOTAL	3,778,532
		Kansas—0.4%
2,605,000		Kansas State Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2009D), 5.000%, 11/15/2029	2,708,158
		Kentucky—0.6%
1,500,000		Kentucky Turnpike Authority, Economic Development Road Revenue & Revenue Refunding Bonds (Series 2011A), 5.000%, 07/01/2019	1,768,290
2,000,000		Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.000%, 12/01/2035	1,981,280
		TOTAL	3,749,570
		Louisiana—0.6%
750,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.000%, 07/01/2036	747,938
470,000	[1]	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.000% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	467,556
2,440,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.250%, 05/15/2033	2,427,922
		TOTAL	3,643,416
		Maine—0.2%
900,000		Maine Health & Higher Educational Facilities Authority, (Maine General Medical Center), Revenue Bonds (Series 2011), 6.750%, 07/01/2041	995,067
		Maryland—0.3%
530,000		Maryland State EDC, (CONSOL Energy, Inc.), Port Facilities Refunding Revenue Bonds (Series 2010), 5.750%, 09/01/2025	552,959
925,000		Maryland State EDC, (Ports America Chesapeake, Inc. ), Revenue Bonds (Series B), 5.750%, 06/01/2035	989,223
500,000		Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%, 05/01/2035	509,070
		TOTAL	2,051,252
		Massachusetts—1.4%
665,000		Massachusetts Development Finance Agency, (Covanta Energy Corp.), Resource Recovery Refunding Revenue Bonds (Series 2012B), 4.875%, 11/01/2042	555,215
3,195,000		Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.000%, 10/01/2025	3,456,830
4,000,000		Massachusetts School Building Authority, Sales Tax Revenue Refunding Bonds (Series 2012A), 5.000%, 08/15/2022	4,689,880
		TOTAL	8,701,925

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—1.2%
$2,500,000		Michigan State Hospital Finance Authority, (Henry Ford Health System, MI), Refunding Revenue Bonds (Series 2006A), 5.250%, 11/15/2032	$2,493,775
1,000,000		Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/01/2013	1,012,470
1,000,000		Michigan Strategic Fund, (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.250%, 10/15/2026	1,051,950
1,500,000		Saginaw, MI Hospital Finance Authority, (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), 5.000%, 07/01/2030	1,484,745
1,000,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.000%, 12/01/2021	1,116,420
		TOTAL	7,159,360
		Missouri—0.3%
1,500,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2004A), 5.250%, (United States Treasury PRF 6/1/2014@100), 12/01/2019	1,561,740
		Nebraska—0.3%
2,000,000		Central Plains Energy Project, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.000%, (Goldman Sachs & Co. GTD), 09/01/2042	1,917,140
		Nevada—0.6%
480,000		Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	380,947
3,000,000		Nevada State, Capital Improvement & Cultural LT GO Bonds (Series 2013D-1), 5.000%, 03/01/2022	3,464,670
		TOTAL	3,845,617
		New Jersey—1.9%
2,000,000	[1]	New Jersey EDA, (New Jersey State), School Facilities Construction Refunding Notes (Series 2013I), 1.610%, 09/01/2027	1,980,880
2,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.000%, 06/15/2020	2,203,460
600,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.000%, 06/15/2023	638,172
1,580,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Revenue Bonds (Series 2004), 5.750%, (United States Treasury PRF 6/15/2014@100), 06/15/2029	1,656,251
1,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation Program Bonds (Series 2012AA), 5.000%, 06/15/2022	1,134,900
1,200,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011A), 6.000%, 06/15/2035	1,319,808
2,125,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.000%, 01/01/2027	2,260,022
500,000		Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.000%, 05/01/2021	578,550
		TOTAL	11,772,043
		New Mexico—0.1%
500,000	[4,5]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	466,560
		New York—4.0%
2,000,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375%, 07/15/2043	2,212,740
2,000,000		Erie County, NY IDA, (Buffalo, NY City School District), School Facility Refunding Revenue Bonds (Series 2011B), 5.000%, 05/01/2020	2,336,260
1,500,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.750%, 02/15/2047	1,592,565
3,000,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2013A), 5.000%, 11/15/2038	3,025,200
4,000,000	[1]	New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 2.182%, 03/01/2021	3,763,200
5,000,000		New York City, NY, UT GO Bonds (Series 2009E-1), 5.250%, 10/15/2017	5,802,250
2,500,000		New York Liberty Development Corporation, (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.750%, 11/15/2051	2,706,825
1,250,000		New York State Thruway Authority, (New York State Thruway Authority—General Revenue ), General Revenue Bonds (Series 2012I), 5.000%, 01/01/2037	1,274,900
2,000,000		New York State, UT GO Bonds (Series 2011A), 5.000%, 02/15/2020	2,365,220
		TOTAL	25,079,160
		North Carolina—1.1%
3,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), Health Care Revenue & Refunding Revenue Bonds (Series 2013A), 5.000%, 01/15/2039	2,987,070
2,000,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	1,861,060

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		North Carolina—continued
$1,535,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.250%, 01/01/2020	$1,704,341
		TOTAL	6,552,471
		Ohio—2.7%
2,850,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2008A), 5.000%, 02/15/2016	3,131,324
1,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.500%, 06/01/2047	1,365,655
1,000,000		Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.000%, 01/01/2031	988,510
2,335,000		JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.000%, 01/01/2038	2,369,955
1,000,000		Lorain County, OH Port Authority, (United States Steel Corp.), Recovery Zone Facility Revenue Bonds (Series 2010), 6.750%, 12/01/2040	1,036,070
1,000,000		Lucas County, OH, (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), 6.000%, 11/15/2041	1,096,950
2,060,000		Muskingum County, OH, (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 02/15/2027	1,956,856
2,545,000		Ohio State Air Quality Development Authority, (FirstEnergy Solutions Corp.), Revenue Bonds (Series 2009A), 5.700%, 08/01/2020	2,913,745
1,200,000		Ohio State Turnpike Commission, 5.250%, 02/15/2030	1,267,248
375,000		Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	384,986
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	483,752
		TOTAL	16,995,051
		Oklahoma—0.2%
1,000,000		Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.250%, 11/01/2045	1,045,580
		Pennsylvania—3.6%
1,300,000		Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.500%, 11/01/2016	1,314,898
2,785,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 05/01/2042	2,580,999
1,000,000		Chester County, PA IDA, (Collegium Charter School), Revenue Bonds (Series 2012A), 5.250%, 10/15/2032	887,950
1,250,000		Commonwealth Financing Authority of PA, (Commonwealth of Pennsylvania), Revenue Bonds (Series 2013A-2), 5.000%, 06/01/2030	1,286,800
2,120,000		Montgomery County, PA Higher Education & Health Authority Hospital, (Dickinson College), Revenue Bonds (Series 2006FF1), 5.000%, (CIFG Assurance NA INS), 05/01/2028	2,233,229
1,000,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.250%, 08/15/2024	1,059,740
2,500,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.500%, 08/15/2035	2,548,325
250,000		Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), 5.000%, (United States Treasury PRF 11/1/2013@100), 11/01/2026	252,940
500,000		Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), 5.500%, (United States Treasury PRF 11/1/2013@100), 11/01/2022	506,505
3,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.500%, 12/01/2041	3,106,680
2,140,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.330%, 12/01/2020	2,151,085
500,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	457,940
1,110,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, 07/01/2042	976,190
3,000,000		Philadelphia, PA Water & Wastewater System, Refunding Revenue Bonds (Series 2012), 5.000%, 11/01/2027	3,175,890
		TOTAL	22,539,171
		Puerto Rico—0.7%
1,470,000		Commonwealth of Puerto Rico, Public Improvement Refunding UT GO Bonds (Series 2012A), 5.000%, 07/01/2020	1,415,860
850,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, (Inter American University of Puerto Rico), Higher Education Revenue Refunding Bonds, 5.000%, 10/01/2019	908,692
2,000,000		Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate Series 2010A), 5.500%, 08/01/2037	1,893,100
		TOTAL	4,217,652

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	South Carolina—0.6%
$2,200,000	Georgetown County, SC Environmental Improvements, (International Paper Co.), Refunding Revenue Bonds, 5.700%, 04/01/2014	$2,265,208
1,425,000	Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	1,257,420
	TOTAL	3,522,628
	Tennessee—0.2%
1,280,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.250%, (Goldman Sachs & Co. GTD), 09/01/2023	1,390,170
	Texas—5.1%
2,065,000	Bexar County, TX HFDC, (Army Retirement Residence Foundation), Refunding Revenue Bonds (Series 2007), 5.000%, 07/01/2033	2,016,555
2,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.250%, 01/01/2046	2,144,280
500,000	Clifton Higher Education Finance Corporation, TX, (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.000%, 08/15/2042	446,055
2,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.000%, 11/01/2035	1,991,860
1,000,000	Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	1,033,300
2,500,000	Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B), 5.250%, (Toll Equity Loan Agreement Supported), 10/01/2051	2,511,550
3,570,000	Harris County, TX Cultural Education Facilities Finance Corp., (Methodist Hospital, Harris County, TX), Revenue Bonds (Series 2008B), 5.250%, 12/01/2016	4,022,248
5,000,000	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012F), 5.000%, 11/15/2033	5,255,800
265,000	Houston, TX Higher Education Finance Corp., (Cosmos Foundation, Inc. ), Education Revenue Bonds (Series 2011A), 6.875%, 05/15/2041	296,161
2,600,000	Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2013), 5.000%, 05/15/2024	2,873,416
1,665,000	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.000%, 01/01/2038	1,653,328
2,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 05/15/2037	1,853,500
2,965,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.250%, (Merrill Lynch & Co., Inc. GTD), 12/15/2026	3,080,635
2,090,000	Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.300%, 07/01/2034	2,211,241
	TOTAL	31,389,929
	Virginia—1.4%
1,000,000	Chesapeake, VA, (Chesapeake, VA Transportation System), Senior Toll Road Revenue Bonds (Series 2012A), 5.000%, 07/15/2047	895,170
2,035,000	Route 460 Funding Corporation of Virginia, Toll Road Senior Lien Revenue Bonds (Series 2012), 5.000%, 07/01/2052	1,810,153
4,485,000	Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (United States Agency PRF 6/1/2015@100), 06/01/2037	4,910,716
1,170,000	Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 04/01/2033	1,178,003
	TOTAL	8,794,042
	Washington—1.6%
4,000,000	Port of Seattle, WA, LT GO Refunding Bonds (Series 2013A), 5.000%, 11/01/2021	4,750,360
3,650,000	Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.000%, (Assured Guaranty Municipal Corp. INS), 12/01/2030	3,872,321
1,615,000	Washington State Health Care Facilities Authority, (Kadlec Regional Medical Center), Revenue Bonds (Series 2012), 5.000%, 12/01/2042	1,417,324
	TOTAL	10,040,005
	West Virginia—0.2%
1,000,000	Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	1,005,440
	Wisconsin—0.8%
4,665,000	Wisconsin State General Fund Appropriation, (Wisconsin State), Revenue Bonds (Series 2009A), 5.750%, 05/01/2033	5,214,024
	Wyoming—0.2%
1,250,000	Laramie County, WY, (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.000%, 05/01/2037	1,232,800
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $326,002,588)	321,934,297

Shares or Principal Amount		Value
	SHORT-TERM MUNICIPALS—4.5%[6]
	Florida—1.4%
$3,700,000	Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs, (Bank of America N.A. LOC), 0.080%, 8/1/2013	$3,700,000
5,000,000	St. Lucie County, FL PCRBs, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.080%, 8/1/2013	5,000,000
	TOTAL	8,700,000
	Illinois—0.3%
2,000,000	Illinois Finance Authority, (Series 2005 B) Daily VRDNs (Resurrection Health Care Corp.), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2013	2,000,000
	Michigan—1.2%
4,600,000	Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College), (JPMorgan Chase Bank, N.A. LOC), 0.050%, 8/1/2013	4,600,000
1,100,000	Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.070%, 8/1/2013	1,100,000
1,350,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC), (Fifth Third Bank, Cincinnati LOC), 0.190%, 8/1/2013	1,350,000
	TOTAL	7,050,000
	New York—0.1%
650,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2008 Series BB-2) Daily VRDNs, (Bank of America N.A. LIQ), 0.070%, 8/1/2013	650,000
	Ohio—0.0%
200,000	Montgomery County, OH, (Series 2011B) Daily VRDNs (Miami Valley Hospital), (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/1/2013	200,000
	Pennsylvania—0.9%
1,750,000	Beaver County, PA IDA, (Series 2006-B) Daily VRDNs (FirstEnergy Solutions Corp.), (Citibank NA, New York LOC), 0.060%, 8/1/2013	1,750,000
900,000	Luzerne County, PA, (Series A of 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS, JPMorgan Chase Bank, N.A. LIQ), 0.600%, 8/1/2013	900,000
2,800,000	Pittsburgh, PA Water & Sewer Authority, (Series B-1 of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS, JPMorgan Chase Bank, N.A. LIQ), 0.200%, 8/1/2013	2,800,000
	TOTAL	5,450,000
	Texas—0.6%
3,700,000	Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Daily VRDNs (Dallas Center for the Performing Arts Foundation, Inc.), (Bank of America N.A. LOC), 0.070%, 8/1/2013	3,700,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	27,750,000
	TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $580,459,634)[7]	623,110,123
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[8]	(2,164,451)
	TOTAL NET ASSETS—100%	$620,945,672

At July 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[2]United States Treasury Short Futures	140	$17,701,250	September 2013	$229,685
The average notional value of futures contracts held by the Fund throughout the period was $4,698,766. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net”.
At July 31, 2013, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Floating rate notes with current rate and maturity or tender date shown.
2	Non-income producing security.
3	Security in default.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2013, these liquid restricted securities amounted to $466,560, which represented 0.1% of total net assets.

5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these liquid restricted securities amounted to $466,560, which represented 0.1% of total net assets.
6	Current rate and next reset date shown for Variable Rate Demand Notes.
7	At July 31, 2013, the cost of investments for federal tax purposes was $580,371,740. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts or the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $42,738,383. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $62,620,941 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,882,558.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$172,522,945	$—	$—	$172,522,945
International	100,902,881	—	—	100,902,881
Debt Securities:
Municipal Bonds	—	321,934,297	—	321,934,297
Short-Term Municipals	—	27,750,000	—	27,750,000
TOTAL SECURITIES	$273,425,826	$349,684,297	$—	$623,110,123
OTHER FINANCIAL INSTRUMENTS*	$229,685	$—	$—	$229,685
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDRBs	—Economic Development Revenue Bonds
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facilities Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDFA	—Industrial Development Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
RACs	—Revenue Anticipation Certificates
SID	—Special Improvement District
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 20, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 20, 2013